CONTINGENCIES (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2007	May 31, 2007	Jan. 02, 2012
Intellectual Property Matters [Abstract]
Annual sales of Zyprexa			$ 180,000,000
Annual sales of Protonix		2,500,000,000
Annual Sales Of Pantoprazole		1,100,000,000
Claims For Damages And Prejudgment Interest Against Teva				2,100,000,000
Provision Relating To Pending Patent Litigation	670,000,000
Loss Estimation Relating To Pending Patent Litigation	$ 1,400,000,000
Barr and Duramed products [Member]
Approximate number of product liability cases	6,000
Approximate number of cases that have been dismissed	5,500
Barr and Duramed products [Member] | Barr And Duramed [Member]
Approximate number of pending cases	412
pending cases Litigation In An Arkansas Federal Court	324
Pending Cases Litigation In Arkansas Federal Court Which Did Not File Amended Complaints	75
Teva And Subsidiaries [Member]
Approximate number of product liability cases	4,500
Approximate number of cases that have been dismissed	2,500
Parties To A Tort Proceeding Cases Against Teva In Philadelphia Court	40.00%